3. Loans	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans

Major classifications of loans at December 31, 2015 and 2014 are summarized as follows:

(Dollars in thousands)
	December 31, 2015	December 31, 2014
Real estate loans:
Construction and land development	$65,791	57,617
Single-family residential	220,690	206,417
Single-family residential -
Banco de la Gente stated income	43,733	47,015
Commercial	228,526	228,558
Multifamily and farmland	18,080	12,400
Total real estate loans	576,820	552,007

Loans not secured by real estate:
Commercial loans	91,010	76,262
Farm loans	3	7
Consumer loans	10,027	10,060
All other loans	11,231	13,555

Total loans	689,091	651,891

Less allowance for loan losses	9,589	11,082

Total net loans	$679,502	640,809

The Bank grants loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg, Union, Wake, Durham and Forsyth counties of North Carolina.  Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market.  Risk characteristics of the major components of the Bank's loan portfolio are discussed below:

·	Construction and land development loans – The risk of loss is largely dependent on the initial estimate of whether the property's value at completion equals or exceeds the cost of property construction and the availability of take-out financing. During the construction phase, a number of factors can result in delays or cost overruns. If the estimate is inaccurate or if actual construction costs exceed estimates, the value of the property securing the loan may be insufficient to ensure full repayment when completed through a permanent loan, sale of the property, or by seizure of collateral. As of December 31, 2015, construction and land development loans comprised approximately 10% of the Bank's total loan portfolio.

·	Single-family residential loans – Declining home sales volumes, decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans. As of December 31, 2015, single-family residential loans comprised approximately 38% of the Bank's total loan portfolio, including Banco de la Gente single-family residential stated income loans which were approximately 6% of the Bank's total loan portfolio.

·	Commercial real estate loans – Repayment is dependent on income being generated in amounts sufficient to cover operating expenses and debt service. These loans also involve greater risk because they are generally not fully amortizing over a loan period, but rather have a balloon payment due at maturity. A borrower's ability to make a balloon payment typically will depend on being able to either refinance the loan or timely sell the underlying property. As of December 31, 2015, commercial real estate loans comprised approximately 33% of the Bank's total loan portfolio.

·	Commercial loans – Repayment is generally dependent upon the successful operation of the borrower's business. In addition, the collateral securing the loans may depreciate over time, be difficult to appraise, be illiquid, or fluctuate in value based on the success of the business. As of December 31, 2015, commercial loans comprised approximately 13% of the Bank's total loan portfolio.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status when, in management's opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2015 and 2014:

December 31, 2015
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$330	17	347	65,444	65,791	-
Single-family residential	2,822	1,385	4,207	216,483	220,690	-
Single-family residential -
Banco de la Gente stated income	7,021	114	7,135	36,598	43,733	-
Commercial	2,619	157	2,776	225,750	228,526	-
Multifamily and farmland	-	-	-	18,080	18,080	-
Total real estate loans	12,792	1,673	14,465	562,355	576,820	-

Loans not secured by real estate:
Commercial loans	185	40	225	90,785	91,010	17
Farm loans	-	-	-	3	3	-
Consumer loans	136	8	144	9,883	10,027	-
All other loans	-	-	-	11,231	11,231	-
Total loans	$13,113	1,721	14,834	674,257	689,091	17

December 31, 2014
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$294	3,540	3,834	53,783	57,617	-
Single-family residential	5,988	268	6,256	200,161	206,417	-
Single-family residential -
Banco de la Gente stated income	8,998	610	9,608	37,407	47,015	-
Commercial	3,205	366	3,571	224,987	228,558	-
Multifamily and farmland	85	-	85	12,315	12,400	-
Total real estate loans	18,570	4,784	23,354	528,653	552,007	-

Loans not secured by real estate:
Commercial loans	241	49	290	75,972	76,262	-
Farm loans	-	-	-	7	7	-
Consumer loans	184	-	184	9,876	10,060	-
All other loans	-	-	-	13,555	13,555	-
Total loans	$18,995	4,833	23,828	628,063	651,891	-

The following table presents the Bank's non-accrual loans as of December 31, 2015 and 2014:

(Dollars in thousands)
	December 31, 2015	December 31, 2014
Real estate loans:
Construction and land development	$146	3,854
Single-family residential	4,023	2,370
Single-family residential -
Banco de la Gente stated income	1,106	1,545
Commercial	2,992	2,598
Multifamily and farmland	-	110
Total real estate loans	8,267	10,477

Loans not secured by real estate:
Commercial loans	113	176
Consumer loans	52	75
Total	$8,432	10,728

At each reporting period, the Bank determines which loans are impaired.  Accordingly, the Bank's impaired loans are reported at their estimated fair value on a non-recurring basis.  An allowance for each impaired loan that is collateral-dependent is calculated based on the fair value of its collateral.  The fair value of the collateral is based on appraisals performed by REAS, a subsidiary of the Bank.  REAS is staffed by certified appraisers that also perform appraisals for other companies.  Factors, including the assumptions and techniques utilized by the appraiser, are considered by management.  If the recorded investment in the impaired loan exceeds the measure of fair value of the collateral, a valuation allowance is recorded as a component of the allowance for loan losses.  An allowance for each impaired loan that is not collateral dependent is calculated based on the present value of projected cash flows.  If the recorded investment in the impaired loan exceeds the present value of projected cash flows, a valuation allowance is recorded as a component of the allowance for loan losses.  Impaired loans under $250,000 are not individually evaluated for impairment with the exception of the Bank's troubled debt restructured ("TDR") loans in the residential mortgage loan portfolio, which are individually evaluated for impairment.  Impaired loans collectively evaluated for impairment totaled $8.4 million and $8.1 million at December 31, 2015 and 2014, respectively.  Accruing impaired loans were $25.0 million and $25.6  million at December 31, 2015 and December 31, 2014, respectively.  Interest income recognized on accruing impaired loans was $1.3 million for the years ended December 31, 2015 and 2014.  No interest income is recognized on non-accrual impaired loans subsequent to their classification as non-accrual.

The following tables present the Bank's impaired loans as of December 31, 2015 and 2014:

December 31, 2015
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans:
Construction and land development	$643	216	226	442	12	705
Single-family residential	8,828	1,489	6,805	8,294	189	10,852
Single-family residential -
Banco de la Gente stated income	20,375	-	19,215	19,215	1,143	18,414
Commercial	4,556	-	4,893	4,893	179	5,497
Multifamily and farmland	96	-	83	83	-	93
Total impaired real estate loans	34,498	1,705	31,222	32,927	1,523	35,561

Loans not secured by real estate:
Commercial loans	180	-	161	161	3	132
Consumer loans	286	-	260	260	4	283
Total impaired loans	$34,964	1,705	31,643	33,348	1,530	35,976

December 31, 2014
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans:
Construction and land development	$5,481	3,639	555	4,194	31	5,248
Single-family residential	6,717	933	5,540	6,473	154	7,430
Single-family residential -
Banco de la Gente stated income	21,243	-	20,649	20,649	1,191	19,964
Commercial	4,752	1,485	2,866	4,351	272	4,399
Multifamily and farmland	111	-	110	110	1	154
Total impaired real estate loans	38,304	6,057	29,720	35,777	1,649	37,195

Loans not secured by real estate:
Commercial loans	218	-	201	201	4	641
Consumer loans	318	-	313	313	5	309
Total impaired loans	$38,840	6,057	30,234	36,291	1,658	38,145

The fair value measurements for mortgage loans held for sale, impaired loans and other real estate on a non-recurring basis at December 31, 2015 and 2014 are presented below.  The Company's valuation methodology is discussed in Note 15.

(Dollars in thousands)
	Fair Value Measurements December 31, 2015	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$4,149	-	-	4,149
Impaired loans	$31,818	-	-	31,818
Other real estate	$739	-	-	739

(Dollars in thousands)
	Fair Value Measurements December 31, 2014	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$1,375	-	-	1,375
Impaired loans	$34,633	-	-	34,633
Other real estate	$2,016	-	-	2,016

(Dollars in thousands)
	Fair Value December 31, 2015	Fair Value December 31, 2014	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Mortgage loans held for sale	$4,149	1,375	Rate lock commitment	N/A	N/A
Impaired loans	$31,818	34,633	Appraised value and discounted cash flows	Discounts to reflect current market conditions and ultimate collectability	0 - 25%
Other real estate	$739	2,016	Appraised value	Discounts to reflect current market conditions and estimated costs to sell	0 - 25%

       Changes in the allowance for loan losses for the year ended December 31, 2015 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$2,785	2,566	1,610	1,902	7	1,098	-	233	881	11,082
Charge-offs	(198)	(618)	(117)	(329)	-	(37)	-	(545)	-	(1,844)
Recoveries	45	34	22	21	-	101	-	145	-	368
Provision	(447)	552	(55)	323	(7)	(320)	-	339	(402)	(17)
Ending balance	$2,185	2,534	1,460	1,917	-	842	-	172	479	9,589

Ending balance: individually
evaluated for impairment	$-	96	1,115	171	-	-	-	-	-	1,382
Ending balance: collectively
evaluated for impairment	2,185	2,438	345	1,746	-	842	-	172	479	8,207
Ending balance	$2,185	2,534	1,460	1,917	-	842	-	172	479	9,589

Loans:
Ending balance	$65,791	220,690	43,733	228,526	18,080	91,010	3	21,258	-	689,091

Ending balance: individually
evaluated for impairment	$216	2,636	17,850	4,212	-	-	-	-	-	24,914
Ending balance: collectively
evaluated for impairment	$65,575	218,054	25,883	224,314	18,080	91,010	3	21,258	-	664,177

Changes in the allowance for loan losses for the year ended December 31, 2014 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$3,218	3,123	1,863	2,219	37	1,069	-	245	1,727	13,501
Charge-offs	(884)	(309)	(190)	(290)	-	(430)	-	(534)	-	(2,637)
Recoveries	428	72	16	171	-	54	-	176	-	917
Provision	23	(320)	(79)	(198)	(30)	405	-	346	(846)	(699)
Ending balance	$2,785	2,566	1,610	1,902	7	1,098	-	233	881	11,082

Ending balance: individually
evaluated for impairment	$-	82	1,155	260	-	-	-	-	-	1,497
Ending balance: collectively
evaluated for impairment	2,785	2,484	455	1,642	7	1,098	-	233	881	9,585
Ending balance	$2,785	2,566	1,610	1,902	7	1,098	-	233	881	11,082

Loans:
Ending balance	$57,617	206,417	47,015	228,558	12,400	76,262	7	23,615	-	651,891

Ending balance: individually
evaluated for impairment	$3,639	2,298	18,884	3,345	-	-	-	-	-	28,166
Ending balance: collectively
evaluated for impairment	$53,978	204,119	28,131	225,213	12,400	76,262	7	23,615	-	623,725

Changes in the allowance for loan losses for the year ended December 31, 2013 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423
Charge-offs	(777)	(1,724)	(272)	(445)	-	(502)	-	(652)	-	(4,372)
Recoveries	377	111	141	50	-	44	-	143	-	866
Provision	(781)	1,505	(4)	565	9	439	-	509	342	2,584
Ending balance	$3,218	3,123	1,863	2,219	37	1,069	-	245	1,727	13,501

Ending balance: individually
evaluated for impairment	$-	39	1,268	171	-	-	-	-	-	1,478
Ending balance: collectively
evaluated for impairment	3,218	3,084	595	2,048	37	1,069	-	245	1,727	12,023
Ending balance	$3,218	3,123	1,863	2,219	37	1,069	-	245	1,727	13,501

Loans:
Ending balance	$63,742	195,975	49,463	209,287	11,801	68,047	19	22,626	-	620,960

Ending balance: individually
evaluated for impairment	$6,293	3,127	19,958	3,767	-	256	-	265	-	33,666
Ending balance: collectively
evaluated for impairment	$57,449	192,848	29,505	205,520	11,801	67,791	19	22,361	-	587,294

The Bank utilizes an internal risk grading matrix to assign a risk grade to each of its loans.  Loans are graded on a scale of 1 to 8.  These risk grades are evaluated on an ongoing basis.  A description of the general characteristics of the eight risk grades is as follows:

·	Risk Grade 1 – Excellent Quality: Loans are well above average quality and a minimal amount of credit risk exists. CD or cash secured loans or properly margined actively traded stock or bond secured loans would fall in this grade.
·	Risk Grade 2 – High Quality: Loans are of good quality with risk levels well within the Company's range of acceptability. The organization or individual is established with a history of successful performance though somewhat susceptible to economic changes.

·	Risk Grade 3 – Good Quality: Loans of average quality with risk levels within the Company's range of acceptability but higher than normal. This may be a new organization or an existing organization in a transitional phase (e.g. expansion, acquisition, market change).
·	Risk Grade 4 – Management Attention: These loans have higher risk and servicing needs but still are acceptable. Evidence of marginal performance or deteriorating trends is observed. These are not problem credits presently, but may be in the future if the borrower is unable to change its present course.

·	Risk Grade 5 – Watch: These loans are currently performing satisfactorily, but there has been some recent past due history on repayment and there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Company's position at some future date.
·	Risk Grade 6 – Substandard: A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any). There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. There is a distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

·	Risk Grade 7 – Doubtful: Loans classified as Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.
·	Risk Grade 8 – Loss: Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be realized in the future. Loss is a temporary grade until the appropriate authority is obtained to charge the loan off.

The following tables present the credit risk profile of each loan type based on internally assigned risk grades as of December 31, 2015 and 2014.

December 31, 2015
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	15,189	-	-	-	700	-	1,091	-	16,980
2- High Quality	10,144	86,061	-	38,647	2,998	24,955	-	3,647	1,665	168,117
3- Good Quality	35,535	78,843	19,223	148,805	12,058	58,936	3	4,571	7,828	365,802
4- Management Attention	12,544	30,259	15,029	31,824	335	5,905	-	620	1,738	98,254
5- Watch	7,265	4,322	3,308	4,561	2,689	332	-	43	-	22,520
6- Substandard	303	6,016	6,173	4,689	-	182	-	55	-	17,418
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	-	-	-
Total	$65,791	220,690	43,733	228,526	18,080	91,010	3	10,027	11,231	689,091

December 31, 2014
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	15,099	-	-	-	924	-	1,232	-	17,255
2- High Quality	6,741	74,367	-	39,888	241	18,730	-	3,576	1,860	145,403
3- Good Quality	24,641	74,453	21,022	142,141	8,376	44,649	7	4,549	8,055	327,893
4- Management Attention	13,013	30,954	12,721	36,433	1,001	11,312	-	566	3,640	109,640
5- Watch	9,294	5,749	5,799	6,153	2,672	383	-	46	-	30,096
6- Substandard	3,928	5,795	7,473	3,943	110	264	-	87	-	21,600
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	4	-	4
Total	$57,617	206,417	47,015	228,558	12,400	76,262	7	10,060	13,555	651,891

TDR loans modified in 2015, past due TDR loans and non-accrual TDR loans totaled $8.8 million and $15.0 million at December 31, 2015 and December 31, 2014, respectively.  The terms of these loans have been renegotiated to provide a concession to original terms, including a reduction in principal or interest as a result of the deteriorating financial position of the borrower.  There were $354,000 and $1.4 million in performing loans classified as TDR loans at December 31, 2015 and December 31, 2014, respectively.

The following table presents an analysis of loan modifications during the year ended December 31, 2015:

Year ended December 31, 2015
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Construction and land development	1	$216	216
Single-family residential	3	288	271
Total TDR loans	4	$504	487

During the year ended December 31, 2015, four loans were modified that were considered to be new TDR loans.   The interest rate was modified on these TDR loans.

The following table presents an analysis of loan modifications during the year ended December 31, 2014:

Year ended December 31, 2014
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Construction and land development	1	$291	266
Single-family residential	2	849	845
Single-family residential -
Banco de la Gente stated income	3	281	278
Total TDR loans	6	$1,421	1,389

During the year ended December 31, 2014, six loans were modified that were considered to be new TDR loans.   The interest rate was modified on these TDR loans.

There were no TDR loans with a payment default occurring within 12 months of the restructure date, and the payment default occurring during the years ended December 31, 2015 and 2014.  TDR loans are deemed to be in default if they become past due by 90 days or more.